Benefit Plans (Weighted-Average Assumptions Utilizing The Black-Scholes Model) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans [Abstract]
Risk-free interest rate	1.80%	1.80%
Expected term (in years)	4.0	3.9
Expected volatility	53.10%	53.30%
Dividend yield	4.10%	0.20%